DISCONTINUED OPERATIONS (Details) In Thousands, unless otherwise specified	12 Months Ended						0 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended				12 Months Ended							12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Beijing Century College Group CNY	Dec. 31, 2011 Beijing Century College Group CNY	Dec. 02, 2011 Sale of four business USD ($) item	Dec. 02, 2011 Sale of four business CNY	Dec. 31, 2012 Sale of four business CNY	Dec. 31, 2011 Sale of four business Tutoring item	Dec. 31, 2013 21st School CNY	Dec. 31, 2012 21st School CNY	Dec. 31, 2011 21st School CNY	Apr. 30, 2013 21st School CNY	Dec. 31, 2011 Xi'an Tutoring CNY	Dec. 31, 2011 Shandong Software Companies CNY	Dec. 31, 2011 Guangzhou HP Tutoring CNY	Dec. 31, 2011 Tianjin Holding CNY	Dec. 31, 2012 Tianjin Holding CNY	Dec. 31, 2012 Beijing Siwa Century Facility Management Co. CNY	Dec. 30, 2011 Beijing Siwa Century Facility Management Co.	Dec. 31, 2013 Taishidian Holding CNY	Dec. 31, 2012 Taishidian Holding CNY	Dec. 31, 2011 Taishidian Holding CNY	Dec. 31, 2013 Soochow University CNY	Dec. 31, 2012 Soochow University CNY	Dec. 19, 2012 Soochow University	Dec. 30, 2011 Sale of two business CNY
Discontinued operations
Cash consideration								35,000
Cash payment received									21,000
Number of Disposed Businesses							4	4		3
Ownership percentage held in discontinued operations						100.00%															100.00%						70.00%
Total impairment loss prior to disposal of business								118,318
Disposal loss					(15,908)		0				(74,938)											(174,629)
Total consideration														60,000														309,049
Outstanding consideration receivable from Xihua Group																				133,100
Outstanding consideration receivable from Xihua Group transferred to Suzhou Qingrun																				25,300
Impairment charge		0	478,710									34,122
Assets classified as held for sale
Cash and cash equivalents												10,095														985
Term deposits																										85,677
Accounts receivable, net of allowance																										567
Amounts due from related parties																										4,550
Prepaid expenses and other current assets												56														41,380
Deferred tax assets, current portion												1,105
Amounts due from related parties, non-current																										22,284
Property, plant and equipment, net												214,436														298,858
Intangible assets, net												24,652														11,569
Land use rights												126,697														108,838
Goodwill												50,284														75,079
Deferred tax assets, non-current portion												980
Total assets held for sale												428,305														649,787
Liabilities associated with assets classified as held for sale
Short-term borrowings																										(2,000)
Accounts payable-trade												(6,473)														(27,613)
Accrued expenses and other current liabilities	(68,688)	(415,810)	(400,361)									(27,274)														(33,782)
Deferred revenue												(12,104)														(79,833)
Income tax payable												(6,965)														(19,706)
Amount due to related parties																										(47,620)
Current portion of Long-term borrowings																										(28,500)
Long-term borrowings																										(18,000)
Deferred tax liabilities - non-current												(35,340)														(8,432)
Non-current portion of consideration payable for acquisitions and others																										(27,409)
Total liabilities associated with assets classified as held for sale												(88,156)														(292,895)
Amount due to the Group's continuing operation		12,035	4,211																142,753
Impairment loss	13,916	84,246	806,646								0	(50,050)	(25,336)
Revenues and income (loss) from discontinued operations
Revenues						128,870					17,939	82,283	75,502		26,756			5,161				50,043	103,382	115,370
Impairment loss						(8,928)						(50,050)	(25,336)		(36,303)	(39,758)	(29,073)	(13,183)
Income/(loss) from discontinued operation						5,439					3,312	(55,846)	(21,735)		(36,876)	(43,315)	(30,074)	(16,518)				(22,735)	12,395	1,427
Income tax benefit/ (expense)						908					(578)	6,140	(1,602)			533	316	6				(6,637)	(3,669)	(3,391)
Income/(loss) from discontinued operation, net of income tax						6,347					2,734	(49,706)	(23,337)		(36,876)	(42,782)	(29,758)	(16,512)				(29,372)	8,726	(1,964)
Loss on sale of discontinued operation, net of income tax					(15,908)		0				(74,938)											(174,629)
Income/(loss) from and on sale of discontinued operation, net of income tax	(45,626)	(276,205)	(56,888)	(144,882)	(15,908)	6,347					(72,204)	(49,706)	(23,337)		(36,876)	(42,782)	(29,758)	(16,512)				(204,001)	8,726	(1,964)
Foreign currency translation adjustment					7,758										1,488	2,688	1,285	585					5,538